Restructuring Charges - Summary of Changes in Position of Restructuring Liabilities by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 170	$ 99
Additions	27	103
Utilized	(65)	(29)
Released	(21)	(4)
Other changes	6	1
Ending Balance	117	170
HPMS [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	57	36
Additions	3	27
Utilized	(23)	(4)
Released	(4)	(2)
Other changes	13
Ending Balance	46	57
SP [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	41	27
Additions	6	17
Utilized	(3)	(3)
Released	(7)	(1)
Other changes	(6)	1
Ending Balance	31	41
Corporate and Other [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	72	36
Additions	18	59
Utilized	(39)	(22)
Released	(10)	(1)
Other changes	(1)
Ending Balance	$ 40	$ 72